DAILYDELTA Q100 UPSIDE OPTION STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares					Fair Value
SHORT-TERM INVESTMENTS — 4.4%
MONEY MARKET FUND - 4.4%
13,585	State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.22%(a) (Cost $13,585)				$ 13,585

Contracts(b)
	EQUITY OPTIONS PURCHASED(c) - 5.8%	Expiration Date	Exercise Price	Notional Value
CALL OPTIONS PURCHASED - 5.8%
24	Invesco QQQ Trust Series 1	06/02/2025	$ 513	$ 1,245,864	$ 18,240
TOTAL CALL OPTIONS PURCHASED (Cost - $18,246)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $18,246)				18,240

	TOTAL INVESTMENTS - 10.2% (Cost $31,831)				$ 31,825
	OTHER ASSETS IN EXCESS OF LIABILITIES- 89.8%				280,425
	NET ASSETS - 100.0%				$ 312,250

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Non-income producing security.

DAILYDELTA Q100 DOWNSIDE OPTION STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares					Fair Value
SHORT-TERM INVESTMENTS — 9.3%
MONEY MARKET FUND - 9.3%
17,926	State Street Institutional U.S. Government Money Market Fund, Opportunity Class, 4.22%(a) (Cost $17,926)				$ 17,926

Contracts(b)
	EQUITY OPTIONS PURCHASED(c) - 5.5%	Expiration Date	Exercise Price	Notional Value
PUT OPTIONS PURCHASED - 5.5%
15	Invesco QQQ Trust Series 1	06/02/2025	$ 526	$ 778,665	$ 10,590
TOTAL PUT OPTIONS PURCHASED (Cost - $10,594)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $10,594)				10,590

	TOTAL INVESTMENTS - 14.8% (Cost $28,520)				$ 28,516
	OTHER ASSETS IN EXCESS OF LIABILITIES- 85.2%				163,966
	NET ASSETS - 100.0%				$ 192,482

(a)	Rate disclosed is the seven-day effective yield as of May 31, 2025.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Non-income producing security.